Group information	12 Months Ended
Mar. 31, 2020
Group information
Group information

6.  Group information

The consolidated financial statements of the Group include:

Information about Group subsidiaries:

			% Equity interest
		Country of	March 31,		March 31,
Name	Principal activities	incorporation	2019		2020
THCL Travel Holding Cyprus Limited	Investment Company	Cyprus	100		100
Yatra USA Corp	Investment Company	USA	100	***	100	***
Yatra USA, LLC	Travel & Travel related services	USA	100		100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100		100
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100		100
Yatra Online Private Limited	Travel & Travel related services	India	98.53	*	98.56	**
Yatra Corporate Hotel Solutions P. Ltd.	Travel & Travel related services	India	98.53	*	98.56	**
TSI Yatra Private Limited	Travel & Travel related services	India	98.53	*	98.56	**
Yatra TG Stays Private Limited	Travel & Travel related services	India	98.53	*	98.56	**
Yatra Hotel Solutions Private Limited	Travel & Travel related services	India	98.53	*	98.56	**
Air Travel Bureau Private Limited	Travel & Travel related services	India	98.53	*/****	98.56	**/****
Travel.Co.In Limited (TCIL)	Travel & Travel related services	India	98.53	*/*****	98.56	**/*****

*          Remaining shares of 1.47% are held by the minority shareholder as at March 31, 2019. Includes the impact of the shares which are pending allotment as on March 31, 2019 to THCL Travel Holding Cyprus Limited in Yatra Online Private Limited.

**         Remaining shares of 1.44% are held by the minority shareholder as at March 31, 2020.

***       Includes 21.08% (March 31, 2019: 31.74%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year MIHI LLC (Macquarie Group Ltd.), Class F shareholder of Yatra USA Corp has exchanged 1,083,281 Class F Shares with the Ordinary Shares of Yatra Online, Inc.. Also, 1,060,781 Class F shares held by MIHI LLC (Macquarie Group Ltd.) in Yatra Online, Inc. have been converted into Ordinary Shares thereof at 0.00001 conversion ratio.

Refer to Note 29.

****     During the financial year ending March 31, 2018, the company had acquired 51% shareholding in ATB on August 4, 2017, with the obligation to acquire the remaining 49% shareholding pursuant to the terms of Share Purchase Agreement (SPA). Refer to Note 43 and 45.

*****  During the financial year ending March 31, 2019, the company had acquired 100% shareholding in Travel.Co.In Limited on February 8, 2019. Refer to Note 43.

Joint Venture

The group has a 50% interest in Adventure and Nature Network Pvt. Ltd. (March 31, 2019: 50%). For more detail, refer to Note 14.